Credit Portfolio (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Loans And Receivables [Line Items]
Expected credit losses	R$ (356,852)	R$ (284,620)	R$ (585,443)
Credit Portfolio
Disclosure Of Loans And Receivables [Line Items]
Loans and advances	4,206,367	3,152,793
Payroll loans and other [Member]
Disclosure Of Loans And Receivables [Line Items]
Expected credit losses	(76,734)	(36,075)	(38,259)
Payroll loans and other [Member] | Credit Portfolio
Disclosure Of Loans And Receivables [Line Items]
Loans and advances	3,190,558	2,480,074
Credit card receivables [Member]
Disclosure Of Loans And Receivables [Line Items]
Expected credit losses	(136,805)	(117,883)	(185,404)
Credit card receivables [Member] | Credit Portfolio
Disclosure Of Loans And Receivables [Line Items]
Loans and advances	772,087	660,113
Loans [Member]
Disclosure Of Loans And Receivables [Line Items]
Expected credit losses	(143,313)	(130,662)	R$ (361,780)
Loans [Member] | Credit Portfolio
Disclosure Of Loans And Receivables [Line Items]
Loans and advances	243,722	12,606
Maturity [Member] | Credit Portfolio
Disclosure Of Loans And Receivables [Line Items]
Loans and advances	4,563,219	3,437,413
Maturity [Member] | Payroll loans and other [Member] | Credit Portfolio
Disclosure Of Loans And Receivables [Line Items]
Loans and advances	3,267,291	2,516,148
Maturity [Member] | Credit card receivables [Member] | Credit Portfolio
Disclosure Of Loans And Receivables [Line Items]
Loans and advances	908,892	777,996
Maturity [Member] | Loans [Member] | Credit Portfolio
Disclosure Of Loans And Receivables [Line Items]
Loans and advances	387,036	143,269
Past Due [Member] | Credit Portfolio
Disclosure Of Loans And Receivables [Line Items]
Loans and advances	349,046	272,293
Past Due [Member] | Payroll loans and other [Member] | Credit Portfolio
Disclosure Of Loans And Receivables [Line Items]
Loans and advances	65,396	21,530
Past Due [Member] | Credit card receivables [Member] | Credit Portfolio
Disclosure Of Loans And Receivables [Line Items]
Loans and advances	158,752	126,769
Past Due [Member] | Loans [Member] | Credit Portfolio
Disclosure Of Loans And Receivables [Line Items]
Loans and advances	124,898	123,994
Due within 30 days | Credit Portfolio
Disclosure Of Loans And Receivables [Line Items]
Loans and advances	424,829	372,926
Due within 30 days | Payroll loans and other [Member] | Credit Portfolio
Disclosure Of Loans And Receivables [Line Items]
Loans and advances	79,773	71,676
Due within 30 days | Credit card receivables [Member] | Credit Portfolio
Disclosure Of Loans And Receivables [Line Items]
Loans and advances	320,940	300,225
Due within 30 days | Loans [Member] | Credit Portfolio
Disclosure Of Loans And Receivables [Line Items]
Loans and advances	24,116	1,025
Due within 31 to 120 days [Member] | Credit Portfolio
Disclosure Of Loans And Receivables [Line Items]
Loans and advances	615,218	407,564
Due within 31 to 120 days [Member] | Payroll loans and other [Member] | Credit Portfolio
Disclosure Of Loans And Receivables [Line Items]
Loans and advances	296,577	226,039
Due within 31 to 120 days [Member] | Credit card receivables [Member] | Credit Portfolio
Disclosure Of Loans And Receivables [Line Items]
Loans and advances	207,277	178,304
Due within 31 to 120 days [Member] | Loans [Member] | Credit Portfolio
Disclosure Of Loans And Receivables [Line Items]
Loans and advances	111,364	3,221
Due within 121 to 180 days [Member] | Credit Portfolio
Disclosure Of Loans And Receivables [Line Items]
Loans and advances	367,683	250,817
Due within 121 to 180 days [Member] | Payroll loans and other [Member] | Credit Portfolio
Disclosure Of Loans And Receivables [Line Items]
Loans and advances	186,355	140,796
Due within 121 to 180 days [Member] | Credit card receivables [Member] | Credit Portfolio
Disclosure Of Loans And Receivables [Line Items]
Loans and advances	135,167	108,802
Due within 121 to 180 days [Member] | Loans [Member] | Credit Portfolio
Disclosure Of Loans And Receivables [Line Items]
Loans and advances	46,161	1,219
Due within 181 days to 360 days | Credit Portfolio
Disclosure Of Loans And Receivables [Line Items]
Loans and advances	639,291	442,243
Due within 181 days to 360 days | Payroll loans and other [Member] | Credit Portfolio
Disclosure Of Loans And Receivables [Line Items]
Loans and advances	493,352	377,272
Due within 181 days to 360 days | Credit card receivables [Member] | Credit Portfolio
Disclosure Of Loans And Receivables [Line Items]
Loans and advances	81,933	60,163
Due within 181 days to 360 days | Loans [Member] | Credit Portfolio
Disclosure Of Loans And Receivables [Line Items]
Loans and advances	64,006	4,808
Due after 360 days | Credit Portfolio
Disclosure Of Loans And Receivables [Line Items]
Loans and advances	2,167,152	1,691,570
Due after 360 days | Payroll loans and other [Member] | Credit Portfolio
Disclosure Of Loans And Receivables [Line Items]
Loans and advances	2,145,838	1,678,835
Due after 360 days | Credit card receivables [Member] | Credit Portfolio
Disclosure Of Loans And Receivables [Line Items]
Loans and advances	4,823	3,733
Due after 360 days | Loans [Member] | Credit Portfolio
Disclosure Of Loans And Receivables [Line Items]
Loans and advances	16,491	9,002
Expected credit losses | Credit Portfolio
Disclosure Of Loans And Receivables [Line Items]
Expected credit losses	(356,852)	(284,620)
Expected credit losses | Payroll loans and other [Member] | Credit Portfolio
Disclosure Of Loans And Receivables [Line Items]
Expected credit losses	(76,733)	(36,074)
Expected credit losses | Credit card receivables [Member] | Credit Portfolio
Disclosure Of Loans And Receivables [Line Items]
Expected credit losses	(136,805)	(117,883)
Expected credit losses | Loans [Member] | Credit Portfolio
Disclosure Of Loans And Receivables [Line Items]
Expected credit losses	R$ (143,314)	R$ (130,663)